UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (54.5%)
2	Fannie Mae Discount Notes	0.070%	6/13/12	55,000	54,999
2	Fannie Mae Discount Notes	0.080%–0.120%	6/20/12	590,422	590,391
2	Fannie Mae Discount Notes	0.081%	6/25/12	95,793	95,788
2	Fannie Mae Discount Notes	0.081%	6/27/12	320,000	319,981
2	Fannie Mae Discount Notes	0.085%	7/18/12	250,000	249,972
2	Fannie Mae Discount Notes	0.160%	9/4/12	74,000	73,969
2	Fannie Mae Discount Notes	0.160%	9/5/12	50,000	49,979
2	Fannie Mae Discount Notes	0.160%	10/3/12	107,000	106,941
3	Federal Home Loan Bank Discount Notes	0.115%–0.117%	6/13/12	457,949	457,931
3	Federal Home Loan Bank Discount Notes	0.080%–0.120%	6/20/12	480,000	479,972
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	6/22/12	427,805	427,783
3	Federal Home Loan Bank Discount Notes	0.120%	6/29/12	995,000	994,907
3	Federal Home Loan Bank Discount Notes	0.115%	7/6/12	472,000	471,947
3	Federal Home Loan Bank Discount Notes	0.110%	7/11/12	29,500	29,496
3	Federal Home Loan Bank Discount Notes	0.120%	7/20/12	25,000	24,996
3	Federal Home Loan Bank Discount Notes	0.115%–0.120%	7/25/12	562,800	562,703
3	Federal Home Loan Bank Discount Notes	0.123%–0.125%	7/27/12	232,000	231,955
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	8/1/12	538,400	538,286
3	Federal Home Loan Bank Discount Notes	0.123%–0.125%	8/3/12	1,196,020	1,195,760
3	Federal Home Loan Bank Discount Notes	0.122%–0.150%	8/8/12	484,000	483,887
3	Federal Home Loan Bank Discount Notes	0.120%	8/10/12	300,000	299,930
3	Federal Home Loan Bank Discount Notes	0.150%	8/29/12	234,803	234,716
3	Federal Home Loan Bank Discount Notes	0.140%	8/31/12	246,000	245,913
3	Federal Home Loan Bank Discount Notes	0.160%	9/5/12	78,000	77,967
3	Federal Home Loan Bank Discount Notes	0.160%	9/19/12	11,000	10,995
[2,4] Federal Home Loan Mortgage Corp.		0.179%	8/24/12	2,515,000	2,514,723
[2,4] Federal Home Loan Mortgage Corp.		0.189%	2/4/13	1,000,000	999,654
[2,4] Federal Home Loan Mortgage Corp.		0.200%	3/21/13	907,000	906,632
[2,4] Federal Home Loan Mortgage Corp.		0.189%	5/6/13	980,000	979,562
[2,4] Federal Home Loan Mortgage Corp.		0.189%	6/3/13	950,000	949,614
[2,4] Federal Home Loan Mortgage Corp.		0.189%	6/17/13	83,000	82,956
[2,4] Federal National Mortgage Assn.		0.260%	8/23/12	1,455,500	1,455,399
[2,4] Federal National Mortgage Assn.		0.269%	9/17/12	988,000	987,941
[2,4] Federal National Mortgage Assn.		0.260%	11/23/12	1,772,795	1,772,537
[2,4] Federal National Mortgage Assn.		0.270%	12/20/12	494,500	494,444
[2,4] Federal National Mortgage Assn.		0.269%	12/28/12	219,000	218,975
[2,4] Federal National Mortgage Assn.		0.229%	8/12/13	1,000,000	999,636
[2,4] Federal National Mortgage Assn.		0.209%	11/8/13	1,250,000	1,249,455
[2,4] Federal National Mortgage Assn.		0.209%	11/14/13	1,000,000	999,569
2	Freddie Mac Discount Notes	0.070%–0.120%	6/11/12	295,700	295,691
2	Freddie Mac Discount Notes	0.080%–0.120%	6/18/12	187,066	187,059
2	Freddie Mac Discount Notes	0.120%	6/19/12	41,403	41,400
2	Freddie Mac Discount Notes	0.130%	7/9/12	500,000	499,931
2	Freddie Mac Discount Notes	0.085%–0.120%	7/23/12	157,847	157,823
2	Freddie Mac Discount Notes	0.125%–0.150%	8/6/12	91,615	91,593
2	Freddie Mac Discount Notes	0.150%	8/7/12	123,500	123,466
2	Freddie Mac Discount Notes	0.150%	8/16/12	990,000	989,686
2	Freddie Mac Discount Notes	0.150%	8/27/12	190,000	189,931
2	Freddie Mac Discount Notes	0.140%–0.160%	9/4/12	314,968	314,841
2	Freddie Mac Discount Notes	0.150%	9/10/12	99,000	98,958

2 Freddie Mac Discount Notes	0.160%	9/17/12	50,000	49,976
2 Freddie Mac Discount Notes	0.160%	9/24/12	90,000	89,954
2 Freddie Mac Discount Notes	0.160%	10/3/12	20,590	20,579
United States Treasury Bill	0.105%–0.115%	6/7/12	1,055,000	1,054,981
United States Treasury Bill	0.095%	6/14/12	4,940,000	4,939,831
United States Treasury Bill	0.095%	6/21/12	1,000,000	999,947
United States Treasury Bill	0.095%	7/12/12	500,000	499,946
United States Treasury Bill	0.118%	8/2/12	500,000	499,899
United States Treasury Bill	0.121%	8/9/12	500,000	499,884
United States Treasury Bill	0.098%–0.130%	8/16/12	1,750,000	1,749,557
United States Treasury Bill	0.088%–0.125%	8/23/12	1,071,000	1,070,729
United States Treasury Bill	0.090%–0.091%	8/30/12	1,448,000	1,447,672
United States Treasury Bill	0.132%–0.135%	9/6/12	739,125	738,857
United States Treasury Bill	0.150%	9/27/12	1,950,000	1,949,041
United States Treasury Bill	0.140%	10/4/12	2,725,000	2,723,675
United States Treasury Bill	0.150%	10/11/12	2,500,000	2,498,625
United States Treasury Bill	0.150%	11/1/12	775,000	774,506
United States Treasury Bill	0.148%–0.150%	11/15/12	1,525,000	1,523,950
United States Treasury Bill	0.143%–0.147%	11/23/12	1,792,562	1,791,311
United States Treasury Bill	0.141%–0.146%	11/29/12	1,292,000	1,291,070
United States Treasury Note/Bond	1.875%	6/15/12	100,000	100,068
United States Treasury Note/Bond	1.500%	7/15/12	1,983,000	1,986,367
United States Treasury Note/Bond	1.750%	8/15/12	3,325,000	3,336,322
United States Treasury Note/Bond	4.375%	8/15/12	1,100,000	1,109,702
United States Treasury Note/Bond	0.375%	8/31/12	148,500	148,585
United States Treasury Note/Bond	4.125%	8/31/12	100,000	100,997
United States Treasury Note/Bond	1.375%	9/15/12	500,000	501,836
United States Treasury Note/Bond	4.250%	9/30/12	1,454,000	1,473,795
United States Treasury Note/Bond	1.375%	10/15/12	350,000	351,588
United States Treasury Note/Bond	0.375%	10/31/12	477,000	477,441
Total U.S. Goverment and Agency Obligations (Cost $61,713,331)				61,713,331
Commercial Paper (22.3%)
Finance - Auto (1.3%)
American Honda Finance Corp.	0.160%	6/5/12	139,000	138,998
American Honda Finance Corp.	0.170%	7/5/12	35,000	34,994
American Honda Finance Corp.	0.170%-0.175%	7/9/12	96,000	95,983
American Honda Finance Corp.	0.170%-0.185%	7/16/12	128,350	128,321
American Honda Finance Corp.	0.170%	7/17/12	91,000	90,980
American Honda Finance Corp.	0.170%	7/30/12	41,000	40,989
Toyota Motor Credit Corp.	0.552%	6/1/12	207,000	207,000
Toyota Motor Credit Corp.	0.552%	6/4/12	109,000	108,995
Toyota Motor Credit Corp.	0.481%	6/11/12	99,000	98,987
Toyota Motor Credit Corp.	0.431%	8/24/12	45,750	45,704
Toyota Motor Credit Corp.	0.431%	8/27/12	112,500	112,383
Toyota Motor Credit Corp.	0.381%	10/2/12	26,250	26,216
Toyota Motor Credit Corp.	0.381%	10/9/12	168,000	167,769
Toyota Motor Credit Corp.	0.371%	10/15/12	31,500	31,456
Toyota Motor Credit Corp.	0.401%	11/13/12	51,000	50,907
Toyota Motor Credit Corp.	0.401%	11/14/12	137,500	137,246
				1,516,928
Finance - Other (4.2%)
5 Chariot Funding LLC	0.200%	7/3/12	50,000	49,991
5 Chariot Funding LLC	0.200%	7/5/12	35,000	34,993
5 Chariot Funding LLC	0.170%	7/6/12	56,000	55,991
5 Chariot Funding LLC	0.180%	8/1/12	38,000	37,988
5 Chariot Funding LLC	0.180%	8/2/12	30,000	29,991

5 Chariot Funding LLC	0.180%	8/8/12	38,000	37,987
5 Chariot Funding LLC	0.180%	8/14/12	100,000	99,963
General Electric Capital Corp.	0.381%	6/11/12	150,000	149,984
General Electric Capital Corp.	0.381%	6/18/12	253,000	252,955
General Electric Capital Corp.	0.381%	6/19/12	250,000	249,952
General Electric Capital Corp.	0.310%	7/9/12	200,000	199,935
General Electric Capital Corp.	0.310%	8/16/12	495,000	494,676
5 Jupiter Securitization Co. LLC	0.200%	7/3/12	42,253	42,245
5 Jupiter Securitization Co. LLC	0.200%	7/9/12	90,000	89,981
5 Jupiter Securitization Co. LLC	0.180%	8/1/12	56,000	55,983
5 Jupiter Securitization Co. LLC	0.180%	8/14/12	12,000	11,996
5 Old Line Funding LLC	0.190%	6/1/12	74,000	74,000
5 Old Line Funding LLC	0.180%-0.190%	6/4/12	178,000	177,997
5 Old Line Funding LLC	0.180%	6/5/12	39,500	39,499
5 Old Line Funding LLC	0.180%	6/8/12	70,045	70,043
5 Old Line Funding LLC	0.180%	6/11/12	59,849	59,846
5 Old Line Funding LLC	0.180%	6/18/12	148,500	148,487
5 Old Line Funding LLC	0.180%	6/25/12	234,862	234,834
5 Old Line Funding LLC	0.180%	7/9/12	39,000	38,993
5 Old Line Funding LLC	0.180%-0.200%	7/16/12	276,973	276,910
5 Old Line Funding LLC	0.180%	7/18/12	55,000	54,987
5 Old Line Funding LLC	0.180%	7/20/12	35,542	35,533
5 Old Line Funding LLC	0.180%	7/23/12	78,060	78,040
5 Old Line Funding LLC	0.180%	7/25/12	60,547	60,531
5 Old Line Funding LLC	0.180%	7/26/12	113,000	112,969
5 Old Line Funding LLC	0.180%	7/30/12	39,500	39,488
5 Old Line Funding LLC	0.180%	8/6/12	83,000	82,973
5 Old Line Funding LLC	0.180%	8/13/12	208,000	207,924
5 Old Line Funding LLC	0.180%	8/15/12	129,000	128,952
5 Old Line Funding LLC	0.180%	8/16/12	137,500	137,448
5 Old Line Funding LLC	0.180%	8/20/12	100,061	100,021
5 Old Line Funding LLC	0.180%	8/21/12	30,000	29,988
5 Straight-A Funding LLC	0.180%	6/1/12	18,000	18,000
5 Straight-A Funding LLC	0.180%	6/11/12	45,000	44,998
5 Straight-A Funding LLC	0.180%	6/14/12	15,009	15,008
5 Straight-A Funding LLC	0.180%	6/14/12	17,000	16,999
5 Straight-A Funding LLC	0.180%	6/25/12	38,500	38,495
5 Straight-A Funding LLC	0.180%	6/25/12	13,500	13,498
5 Straight-A Funding LLC	0.180%	7/2/12	152,000	151,976
5 Straight-A Funding LLC	0.180%	7/9/12	59,000	58,989
5 Straight-A Funding LLC	0.180%	7/9/12	57,600	57,589
5 Straight-A Funding LLC	0.180%	7/10/12	39,500	39,492
5 Straight-A Funding LLC	0.180%	7/10/12	19,000	18,996
5 Straight-A Funding LLC	0.180%	7/10/12	62,000	61,988
5 Straight-A Funding LLC	0.180%	7/11/12	20,000	19,996
5 Straight-A Funding LLC	0.180%	7/11/12	22,409	22,405
5 Straight-A Funding LLC	0.180%	7/16/12	14,761	14,758
5 Straight-A Funding LLC	0.150%	7/18/12	10,000	9,998
5 Straight-A Funding LLC	0.180%	7/19/12	13,943	13,940
5 Straight-A Funding LLC	0.180%	7/20/12	20,000	19,995
5 Straight-A Funding LLC	0.180%	7/24/12	15,000	14,996
5 Straight-A Funding LLC	0.180%	7/25/12	8,190	8,188
5 Straight-A Funding LLC	0.180%	7/25/12	9,651	9,648
5 Straight-A Funding LLC	0.180%	8/1/12	21,000	20,994
5 Straight-A Funding LLC	0.180%	8/6/12	8,000	7,997
5 Straight-A Funding LLC	0.180%	8/7/12	26,246	26,237

5	Straight-A Funding LLC	0.180%	8/10/12	10,036	10,032
					4,819,286
Foreign Banks (5.3%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.319%	8/17/12	138,000	137,995
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/27/12	198,000	197,833
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/29/12	56,000	55,952
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/30/12	189,600	189,434
5	Australia & New Zealand Banking Group, Ltd.	0.295%	11/8/12	113,000	112,852
[4,5] Australia & New Zealand Banking Group, Ltd.		0.269%	11/19/12	250,000	249,992
5	Commonwealth Bank of Australia	0.341%	9/4/12	288,250	287,991
5	Commonwealth Bank of Australia	0.341%	9/6/12	100,000	99,908
[4,5] Commonwealth Bank of Australia		0.289%	10/10/12	390,000	390,000
[4,5] Commonwealth Bank of Australia		0.289%	10/11/12	391,000	391,000
[4,5] Commonwealth Bank of Australia		0.290%	10/18/12	400,000	400,000
[4,5] Commonwealth Bank of Australia		0.290%	11/19/12	396,000	396,000
[4,5] Commonwealth Bank of Australia		0.289%	11/21/12	81,000	81,000
[4,5] Westpac Banking Corp.		0.390%	7/16/12	404,000	404,000
5	Westpac Banking Corp.	0.401%	8/7/12	494,000	493,632
[4,5] Westpac Banking Corp.		0.289%	9/26/12	438,000	438,000
[4,5] Westpac Banking Corp.		0.289%	10/2/12	786,000	786,000
[4,5] Westpac Banking Corp.		0.289%	10/11/12	359,000	359,000
[4,5] Westpac Banking Corp.		0.289%	10/17/12	318,000	318,000
[4,5] Westpac Banking Corp.		0.269%	11/2/12	193,000	193,000
					5,981,589
Foreign Governments (1.8%)
	Export Development Canada	0.170%	7/13/12	49,000	48,990
	Export Development Canada	0.160%	8/1/12	99,000	98,973
	Export Development Canada	0.160%	8/9/12	100,000	99,969
5	Hydro Quebec	0.160%	7/3/12	37,000	36,995
5	Hydro Quebec	0.160%	7/9/12	100,000	99,983
5	Hydro Quebec	0.160%-0.180%	8/2/12	25,000	24,993
5	Hydro Quebec	0.160%	8/3/12	77,795	77,773
	Province of Ontario	0.150%	7/3/12	33,000	32,996
	Province of Ontario	0.150%	7/5/12	20,000	19,997
	Province of Ontario	0.150%	7/11/12	48,730	48,722
	Province of Ontario	0.160%	7/13/12	68,250	68,237
	Province of Ontario	0.160%	7/24/12	19,500	19,495
	Province of Ontario	0.170%	7/25/12	18,000	17,995
	Province of Ontario	0.160%	7/31/12	319,000	318,915
	Province of Ontario	0.160%	8/2/12	156,000	155,957
	Province of Ontario	0.160%	8/7/12	37,000	36,989
	Province of Ontario	0.160%	8/8/12	56,000	55,983
	Province of Ontario	0.160%	8/13/12	22,500	22,493
5	Quebec	0.150%	6/18/12	38,000	37,997
5	Quebec	0.160%	7/9/12	53,000	52,991
5	Quebec	0.160%	7/10/12	49,500	49,492
5	Quebec	0.160%	7/16/12	99,000	98,980
5	Quebec	0.160%	7/17/12	166,500	166,466
5	Quebec	0.160%	7/19/12	272,000	271,942
5	Quebec	0.170%	8/10/12	49,500	49,484
					2,012,807
Foreign Industrial (4.9%)
5	Nestle Capital Corp.	0.165%	7/12/12	464,000	463,913
5	Nestle Capital Corp.	0.331%	7/16/12	98,000	97,960
5	Nestle Capital Corp.	0.170%-0.281%	7/23/12	183,000	182,949
5	Nestle Capital Corp.	0.170%	8/2/12	23,050	23,043

5 Nestle Capital Corp.	0.170%	8/16/12	33,000	32,988
5 Nestle Capital Corp.	0.170%	8/21/12	58,000	57,978
5 Nestle Capital Corp.	0.170%	8/22/12	446,200	446,027
5 Nestle Capital Corp.	0.291%	10/9/12	742,000	741,223
5 Nestle Capital Corp.	0.291%	10/16/12	50,000	49,945
5 Nestle Capital Corp.	0.291%	10/17/12	98,000	97,891
5 Nestle Capital Corp.	0.301%	10/26/12	247,500	247,197
Nestle Finance International Ltd.	0.150%	6/8/12	70,000	69,998
Nestle Finance International Ltd.	0.175%	6/11/12	47,500	47,498
Nestle Finance International Ltd.	0.190%	7/11/12	84,000	83,982
Nestle Finance International Ltd.	0.170%	7/16/12	180,000	179,962
Nestle Finance International Ltd.	0.170%	7/18/12	62,000	61,986
Nestle Finance International Ltd.	0.190%	7/19/12	278,000	277,929
Nestle Finance International Ltd.	0.170%	7/23/12	24,000	23,994
Nestle Finance International Ltd.	0.185%	7/26/12	34,000	33,990
Nestle Finance International Ltd.	0.185%	8/2/12	158,000	157,950
Nestle Finance International Ltd.	0.291%	10/12/12	153,000	152,836
Nestle Finance International Ltd.	0.291%	10/15/12	150,000	149,836
Nestle Finance International Ltd.	0.301%	10/26/12	45,000	44,945
Nestle Finance International Ltd.	0.301%	11/1/12	97,000	96,876
5 Novartis Finance Corp.	0.170%	8/1/12	24,000	23,993
5 Novartis Finance Corp.	0.170%	8/6/12	64,250	64,230
5 Novartis Securities Investment Ltd.	0.180%-0.190%	6/11/12	108,000	107,994
5 Novartis Securities Investment Ltd.	0.180%-0.185%	6/15/12	211,200	211,185
5 Novartis Securities Investment Ltd.	0.180%-0.200%	7/9/12	201,000	200,960
5 Reckitt Benckiser Treasury Services PLC	0.230%	8/28/12	29,000	28,984
5 Roche Holdings Inc.	0.150%	6/25/12	30,000	29,997
5 Sanofi	0.210%	6/15/12	286,000	285,977
5 Total Capital Canada, Ltd.	0.150%	6/8/12	98,500	98,497
5 Total Capital Canada, Ltd.	0.150%	6/20/12	296,000	295,976
5 Total Capital Canada, Ltd.	0.200%	8/2/12	279,000	278,904
Toyota Credit Canada Inc.	0.351%	9/24/12	49,500	49,445
				5,499,038
Industrial (4.8%)
General Electric Co.	0.150%	6/22/12	238,000	237,979
General Electric Co.	0.150%	6/25/12	157,500	157,484
General Electric Co.	0.160%-0.180%	6/27/12	569,000	568,930
5 Google Inc.	0.120%	6/8/12	75,000	74,998
5 Google Inc.	0.150%	8/8/12	166,600	166,553
5 Google Inc.	0.150%	8/14/12	139,000	138,957
5 Johnson & Johnson	0.150%	7/9/12	149,000	148,976
5 Johnson & Johnson	0.150%	7/13/12	94,000	93,984
5 Merck & Co Inc.	0.150%	7/23/12	31,000	30,993
5 Procter & Gamble Co.	0.150%	6/4/12	445,000	444,995
5 Procter & Gamble Co.	0.150%	7/16/12	77,500	77,486
5 Procter & Gamble Co.	0.150%	7/17/12	15,000	14,997
5 Procter & Gamble Co.	0.150%	8/13/12	150,000	149,954
5 Procter & Gamble Co.	0.150%	8/15/12	200,000	199,938
5 Procter & Gamble Co.	0.150%	8/16/12	334,000	333,894
5 Texas Instruments International Management
Co Sarl.	0.150%	6/21/12	78,000	77,994
5 The Coca-Cola Co.	0.170%	6/1/12	175,000	175,000
5 The Coca-Cola Co.	0.170%	6/5/12	99,000	98,998
5 The Coca-Cola Co.	0.160%	6/7/12	214,000	213,994
5 The Coca-Cola Co.	0.150%	6/8/12	84,000	83,998
5 The Coca-Cola Co.	0.140%	6/13/12	78,000	77,996
5 The Coca-Cola Co.	0.160%	6/15/12	79,200	79,195

5 The Coca-Cola Co.	0.150%	6/21/12	86,250	86,243
5 The Coca-Cola Co.	0.150%	6/22/12	39,000	38,997
5 The Coca-Cola Co.	0.150%	6/25/12	19,000	18,998
5 The Coca-Cola Co.	0.170%	7/6/12	78,300	78,287
5 The Coca-Cola Co.	0.170%	7/9/12	156,500	156,472
5 The Coca-Cola Co.	0.180%	7/19/12	49,000	48,988
5 The Coca-Cola Co.	0.170%	7/20/12	141,102	141,069
5 The Coca-Cola Co.	0.170%	7/23/12	233,000	232,943
5 The Coca-Cola Co.	0.160%	7/24/12	216,000	215,949
5 The Coca-Cola Co.	0.160%	7/25/12	58,000	57,986
5 The Coca-Cola Co.	0.160%	7/26/12	130,000	129,968
5 The Coca-Cola Co.	0.180%	8/2/12	49,000	48,985
5 The Coca-Cola Co.	0.180%	8/21/12	30,000	29,988
5 The Coca-Cola Co.	0.180%	8/22/12	60,000	59,975
5 The Coca-Cola Co.	0.180%	8/23/12	97,000	96,960
5 The Coca-Cola Co.	0.180%	8/27/12	80,000	79,965
5 Wal-Mart Stores, Inc.	0.140%	6/11/12	125,000	124,995
5 Wal-Mart Stores, Inc.	0.150%	7/16/12	43,500	43,492
5 Wal-Mart Stores, Inc.	0.150%	7/26/12	75,000	74,983
				5,412,536
Total Commercial Paper (Cost $25,242,184)				25,242,184
Certificates of Deposit (18.4%)
Domestic Banks (4.0%)
Branch Banking & Trust Co.	0.190%	6/26/12	156,500	156,500
Branch Banking & Trust Co.	0.190%	6/28/12	78,000	78,000
Branch Banking & Trust Co.	0.190%	7/2/12	156,000	156,000
Branch Banking & Trust Co.	0.190%	7/9/12	117,000	117,000
Branch Banking & Trust Co.	0.190%	7/10/12	235,500	235,500
Branch Banking & Trust Co.	0.180%	7/19/12	502,000	502,000
Branch Banking & Trust Co.	0.180%	7/26/12	153,500	153,500
Branch Banking & Trust Co.	0.180%	7/27/12	151,000	151,000
State Street Bank & Trust Co.	0.180%	6/28/12	500,000	500,000
State Street Bank & Trust Co.	0.190%	7/16/12	1,000,000	1,000,000
State Street Bank & Trust Co.	0.190%	7/19/12	985,000	985,000
State Street Bank & Trust Co.	0.180%	8/27/12	493,000	493,000
				4,527,500
Eurodollar Certificates of Deposit (6.2%)
Australia & New Zealand Banking Group, Ltd.	0.360%	8/9/12	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.350%	10/19/12	550,000	550,000
Australia & New Zealand Banking Group, Ltd.	0.330%	10/25/12	198,000	198,000
Australia & New Zealand Banking Group, Ltd.	0.330%	10/29/12	125,000	125,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/30/12	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/2/12	173,000	173,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/5/12	99,000	99,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/5/12	225,000	225,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/9/12	94,000	94,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/16/12	399,000	399,000
Commonwealth Bank of Australia	0.390%	8/8/12	180,000	180,000
Commonwealth Bank of Australia	0.390%	8/9/12	400,000	400,000
Commonwealth Bank of Australia	0.380%	8/17/12	248,000	248,000
Commonwealth Bank of Australia	0.370%	8/23/12	495,000	495,000
National Australia Bank Ltd.	0.400%	8/1/12	200,000	200,000
4 National Australia Bank Ltd.	0.379%	8/14/12	745,000	745,000
4 National Australia Bank Ltd.	0.379%	8/15/12	445,000	445,000
4 National Australia Bank Ltd.	0.349%	9/27/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.345%	10/25/12	450,000	450,000

4 National Australia Bank Ltd.	0.304%	10/29/12	533,000	533,000
				7,059,000
Yankee Certificates of Deposit (8.2%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.260%	9/5/12	60,000	60,003
Bank of Montreal (Chicago Branch)	0.180%	6/5/12	795,000	795,000
Bank of Montreal (Chicago Branch)	0.180%	6/8/12	495,000	495,000
Bank of Montreal (Chicago Branch)	0.190%	6/19/12	80,000	80,000
Bank of Montreal (Chicago Branch)	0.180%	8/6/12	382,000	382,000
Bank of Montreal (Chicago Branch)	0.180%	8/16/12	490,000	490,000
Bank of Nova Scotia (Houston Branch)	0.360%	8/24/12	450,000	450,000
4 Bank of Nova Scotia (Houston Branch)	0.299%	10/3/12	418,000	418,000
4 Bank of Nova Scotia (Houston Branch)	0.279%	10/29/12	390,000	389,982
4 Bank of Nova Scotia (Houston Branch)	0.269%	11/8/12	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.290%	11/9/12	595,000	594,987
Bank of Nova Scotia (Houston Branch)	0.290%	11/19/12	452,000	452,000
Toronto Dominion Bank (New York Branch)	0.170%	6/25/12	260,000	260,000
Toronto Dominion Bank (New York Branch)	0.175%	7/16/12	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.180%	7/18/12	462,500	462,500
Toronto Dominion Bank (New York Branch)	0.250%	7/19/12	31,000	31,003
Toronto Dominion Bank (New York Branch)	0.280%	8/23/12	344,000	344,000
Toronto Dominion Bank (New York Branch)	0.280%	8/24/12	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.280%	10/29/12	453,000	453,000
Toronto Dominion Bank (New York Branch)	0.280%	11/1/12	234,000	234,000
Toronto Dominion Bank (New York Branch)	0.280%	11/5/12	555,000	555,000
4 Westpac Banking Corp. (New York Branch)	0.269%	11/2/12	382,000	382,000
				9,328,475
Total Certificates of Deposit (Cost $20,914,975)				20,914,975
Repurchase Agreements (1.3%)
Goldman Sachs & Co.
(Dated 5/31/12, Repurchase Value
$30,000,000, collateralized by Federal
Home Loan Bank 0.280%, 8/15/13)	0.190%	6/1/12	30,000	30,000
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$300,002,000, collateralized by U.S.
Treasury Note/Bond 0.250%-1.125%,
11/30/13-5/31/19)	0.180%	6/1/12	300,000	300,000
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$21,000,000, collateralized U.S. Treasury
Note/Bond 1.250%, 10/31/15)	0.180%	6/1/12	21,000	21,000
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$205,001,000, collateralized by U.S.
Treasury Note/Bond 0.250%-2.000%,
11/30/13-1/31/16)	0.180%	6/1/12	205,000	205,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 5/31/12, Repurchase Value
$416,535,000, collateralized by U.S.
Treasury Note/Bond 3.500%-11.250%,
2/15/15-2/15/18)	0.180%	6/1/12	416,533	416,533

RBC Capital Markets LLC
(Dated 5/31/12, Repurchase Value
$465,002,000, collateralized by U.S.
Treasury Bill 0.000%, 6/21/12-11/29/12 and
U.S. Treasury Note/Bond 0.250%-8.750%,
8/15/12-8/15/41)	0.150%	6/1/12	465,000	465,000
Total Repurchase Agreements (Cost $1,437,533)				1,437,533
			Shares
Money Market Fund (1.4%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,650,015)	0.177%		1,650,015,023	1,650,015
			Face
			Amount
			($000)
Corporate Bonds (0.1%)
General Electric Capital Corp.	2.800%	1/8/13	49,500	50,179
General Electric Capital Corp.	5.450%	1/15/13	19,475	20,066
Total Corporate Bonds (Cost $70,245)				70,245
Taxable Municipal Bonds (0.4%)
7 BlackRock Municipal Bond Trust TOB VRDO	0.330%	6/1/12	18,105	18,105
7 BlackRock Municipal Income Investment
Quality Trust TOB VRDO	0.330%	6/1/12	9,660	9,660
7 BlackRock Municipal Income Trust TOB
VRDO	0.330%	6/1/12	207,000	207,000
7 BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.330%	6/1/12	21,850	21,850
7 BlackRock MuniHoldings Fund, Inc. TOB
VRDO	0.330%	6/1/12	19,165	19,165
7 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.330%	6/1/12	100,000	100,000
7 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.330%	6/1/12	19,875	19,875
7 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.330%	6/1/12	12,910	12,910
7 BlackRock Strategic Municipal Trust TOB
VRDO	0.330%	6/1/12	9,820	9,820
7 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/12	13,000	13,000
7 Massachusetts Transportation Fund Revenue
TOB VRDO	0.240%	6/7/12	13,100	13,100
7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.240%	6/7/12	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)				450,885
Tax-Exempt Municipal Bonds (2.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.200%	6/7/12	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.160%	6/7/12	35,955	35,955
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	6/7/12	38,715	38,715
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.210%	6/7/12	79,000	79,000

Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.190%	6/7/12	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.180%	6/7/12	16,015	16,015
Buffalo NY Municipal Water System Revenue
VRDO	0.160%	6/7/12	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/12	8,975	8,975
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/12	18,900	18,900
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.160%	6/7/12	22,100	22,100
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.160%	6/7/12	9,700	9,700
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.190%	6/7/12	27,500	27,500
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	6/7/12	23,500	23,500
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.180%	6/7/12	11,200	11,200
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.150%	6/7/12	10,000	10,000
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.180%	6/7/12	18,355	18,355
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.140%	6/7/12	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	6/7/12	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	6/7/12	76,100	76,100
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/12	17,200	17,200
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/12	7,575	7,575
District of Columbia Revenue (Washington
Drama Society) VRDO	0.190%	6/7/12	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	6/7/12	10,600	10,600
Greenville County SC Hospital System
Revenue VRDO	0.160%	6/7/12	13,000	13,000
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.190%	6/7/12	12,255	12,255
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.170%	6/7/12	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	6/7/12	42,500	42,500

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.160%	6/7/12	15,500	15,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.180%	6/7/12	29,205	29,205
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.200%	6/7/12	16,300	16,300
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.150%	6/7/12	31,905	31,905
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.190%	6/7/12	43,000	43,000
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.170%	6/7/12	17,815	17,815
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.180%	6/7/12	13,000	13,000
Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.180%	6/7/12	14,400	14,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.190%	6/7/12	22,790	22,790
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.180%	6/7/12	39,340	39,340
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	6/7/12	15,075	15,075
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.150%	6/7/12	25,035	25,035
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	6/7/12	17,200	17,200
Los Angeles CA Wastewater System
Revenue VRDO	0.160%	6/7/12	9,135	9,135
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/12	49,365	49,365
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/12	18,855	18,855
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.190%	6/7/12	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.180%	6/7/12	15,130	15,130
Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.160%	6/7/12	30,160	30,160
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.170%	6/7/12	40,000	40,000
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.160%	6/7/12	16,000	16,000
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	6/7/12	21,900	21,900

Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.170%	6/7/12	20,015	20,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.160%	6/7/12	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.160%	6/7/12	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	6/7/12	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.190%	6/7/12	12,700	12,700
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.180%	6/7/12	32,595	32,595
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.180%	6/7/12	21,800	21,800
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System)
VRDO	0.140%	6/7/12	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.160%	6/7/12	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.170%	6/7/12	83,275	83,275
Nassau NY Health Care Corp. VRDO	0.160%	6/7/12	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	6/7/12	19,600	19,600
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.140%	6/7/12	32,800	32,800
New York City NY GO VRDO	0.160%	6/7/12	21,000	21,000
New York City NY GO VRDO	0.190%	6/7/12	29,825	29,825
New York City NY GO VRDO	0.190%	6/7/12	10,175	10,175
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	6/7/12	39,505	39,505
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.160%	6/7/12	21,980	21,980
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.180%	6/7/12	8,100	8,100
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.180%	6/7/12	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.170%	6/7/12	14,885	14,885
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.150%	6/7/12	48,500	48,500
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.170%	6/7/12	18,000	18,000

New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.160%	6/7/12	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.180%	6/7/12	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.170%	6/7/12	95,990	95,990
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	6/7/12	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12	61,500	61,500
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12	37,935	37,935
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.180%	6/7/12	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.180%	6/7/12	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.180%	6/7/12	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.180%	6/7/12	15,000	15,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.190%	6/7/12	24,500	24,500
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.110%	6/7/12	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.150%	6/7/12	38,000	38,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	6/7/12	10,375	10,375
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.180%	6/7/12	10,950	10,950
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.180%	6/7/12	11,100	11,100
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.180%	6/7/12	27,500	27,500
North Texas Tollway Authority System
Revenue VRDO	0.190%	6/7/12	35,100	35,100
Oakland University of Michigan Revenue
VRDO	0.170%	6/7/12	8,600	8,600
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.190%	6/7/12	11,100	11,100
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.170%	6/7/12	25,000	25,000

Ohio State University General Receipts
Revenue VRDO	0.130%	6/7/12	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.160%	6/7/12	6,600	6,600
Piedmont SC Municipal Power Agency
Revenue VRDO	0.150%	6/7/12	16,000	16,000
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	6/7/12	9,365	9,365
Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital
Project) VRDO	0.190%	6/7/12	13,400	13,400
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.170%	6/7/12	16,500	16,500
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	6/7/12	22,500	22,500
South Placer CA Wastewater Authority
Revenue VRDO	0.130%	6/7/12	13,000	13,000
St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.150%	6/7/12	20,500	20,500
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	6/7/12	14,000	14,000
Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.170%	6/7/12	28,000	28,000
Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.180%	6/7/12	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	22,430	22,430
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/12	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.190%	6/7/12	67,475	67,475
7 Texas GO TOB VRDO	0.200%	6/1/12	34,000	34,000
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.160%	6/7/12	19,600	19,600
University of South Florida Financing Corp.
COP VRDO	0.180%	6/7/12	40,700	40,700
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	6/7/12	15,100	15,100
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	6/7/12	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.170%	6/7/12	7,200	7,200
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.190%	6/7/12	13,010	13,010

Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.190%	6/7/12	18,800	18,800
7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.190%	6/7/12	10,490	10,490
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.160%	6/7/12	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.150%	6/7/12	43,500	43,500
Washington Higher Education Facilities
Authority Revenue (Bastyr University
Project) VRDO	0.170%	6/7/12	7,800	7,800
Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.170%	6/7/12	6,100	6,100
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.190%	6/7/12	30,045	30,045
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.140%	6/7/12	20,500	20,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.170%	6/7/12	31,200	31,200
Total U.S. Goverment and Agency Obligations (Cost $3,289,835)				3,289,835
Total Investments (101.3%) (Cost $114,769,003)				114,769,003
Other Assets and Liabilities-Net (-1.3%)				(1,493,733)
Net Assets (100%)				113,275,270

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2012, the aggregate value of these securities was $18,936,423,000, representing 16.7% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $495,375,000, representing 0.4% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Prime Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (97.8%)
2	Fannie Mae Discount Notes	0.140%	6/12/12	5,000	5,000
2	Fannie Mae Discount Notes	0.115%	6/13/12	50,000	49,998
2	Fannie Mae Discount Notes	0.110%–0.125%	7/5/12	61,600	61,593
2	Fannie Mae Discount Notes	0.110%	7/11/12	27,697	27,694
2	Fannie Mae Discount Notes	0.130%	7/16/12	2,660	2,660
2	Fannie Mae Discount Notes	0.115%–0.120%	7/25/12	31,000	30,995
2	Fannie Mae Discount Notes	0.130%	8/8/12	10,000	9,998
2	Fannie Mae Discount Notes	0.170%	9/12/12	16,850	16,842
2	Fannie Mae Discount Notes	0.170%	9/26/12	7,809	7,805
2	Fannie Mae Discount Notes	0.160%	10/3/12	43,000	42,976
2	Fannie Mae Discount Notes	0.150%	10/17/12	25,000	24,986
3	Federal Home Loan Bank Discount Notes	0.120%	6/20/12	25,000	24,998
3	Federal Home Loan Bank Discount Notes	0.110%	6/22/12	50,000	49,997
3	Federal Home Loan Bank Discount Notes	0.110%–0.120%	6/27/12	79,000	78,994
3	Federal Home Loan Bank Discount Notes	0.120%	6/29/12	17,000	16,998
3	Federal Home Loan Bank Discount Notes	0.110%	7/5/12	50,000	49,995
3	Federal Home Loan Bank Discount Notes	0.120%	7/11/12	53,000	52,993
3	Federal Home Loan Bank Discount Notes	0.120%	7/13/12	123,000	122,983
3	Federal Home Loan Bank Discount Notes	0.120%	7/18/12	8,201	8,200
3	Federal Home Loan Bank Discount Notes	0.120%	7/25/12	182,000	181,967
3	Federal Home Loan Bank Discount Notes	0.130%	7/27/12	5,300	5,299
3	Federal Home Loan Bank Discount Notes	0.130%	8/1/12	60,000	59,987
3	Federal Home Loan Bank Discount Notes	0.123%	8/3/12	88,000	87,981
3	Federal Home Loan Bank Discount Notes	0.130%	8/7/12	3,600	3,599
3	Federal Home Loan Bank Discount Notes	0.140%	8/14/12	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.175%–0.180%	8/15/12	79,000	78,971
3	Federal Home Loan Bank Discount Notes	0.150%	8/29/12	20,000	19,993
3	Federal Home Loan Bank Discount Notes	0.160%	9/28/12	50,000	49,974
3	Federal Home Loan Bank Discount Notes	0.160%	10/3/12	7,000	6,996
[3,4] Federal Home Loan Banks		0.179%	11/1/12	10,000	10,000
[3,4] Federal Home Loan Banks		0.169%	12/27/12	93,240	93,249
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	8,115	8,120
[2,4] Federal Home Loan Mortgage Corp.		0.199%	8/10/12	5,000	5,000
[2,4] Federal Home Loan Mortgage Corp.		0.179%	8/24/12	60,000	59,993
[2,4] Federal Home Loan Mortgage Corp.		0.179%	11/2/12	13,725	13,726
[2,4] Federal Home Loan Mortgage Corp.		0.200%	3/21/13	13,000	12,995
[2,4] Federal Home Loan Mortgage Corp.		0.189%	5/6/13	48,000	47,979
[2,4] Federal Home Loan Mortgage Corp.		0.189%	6/3/13	60,000	59,976
[2,4] Federal Home Loan Mortgage Corp.		0.189%	6/17/13	123,200	123,235
[2,4] Federal National Mortgage Assn.		0.229%	7/26/12	128,150	128,167
[2,4] Federal National Mortgage Assn.		0.260%	8/23/12	165,400	165,405
[2,4] Federal National Mortgage Assn.		0.269%	9/17/12	40,000	39,998
[2,4] Federal National Mortgage Assn.		0.260%	11/23/12	106,700	106,708
[2,4] Federal National Mortgage Assn.		0.269%	12/28/12	7,700	7,705
[2,4] Federal National Mortgage Assn.		0.229%	8/12/13	30,000	29,989
[2,4] Federal National Mortgage Assn.		0.209%	11/8/13	50,000	49,978
[2,4] Federal National Mortgage Assn.		0.209%	11/14/13	65,000	64,972
2	Freddie Mac Discount Notes	0.120%	6/18/12	100,000	99,994
2	Freddie Mac Discount Notes	0.120%	6/19/12	4,750	4,750
2	Freddie Mac Discount Notes	0.120%	6/25/12	10,400	10,399

2 Freddie Mac Discount Notes	0.110%–0.140%	7/9/12	105,000	104,986
2 Freddie Mac Discount Notes	0.120%	7/10/12	31,900	31,896
2 Freddie Mac Discount Notes	0.120%–0.130%	7/16/12	28,748	28,744
2 Freddie Mac Discount Notes	0.120%	7/17/12	21,000	20,997
2 Freddie Mac Discount Notes	0.120%–0.125%	7/30/12	68,043	68,029
2 Freddie Mac Discount Notes	0.140%	8/3/12	9,415	9,413
2 Freddie Mac Discount Notes	0.125%–0.130%	8/6/12	68,000	67,984
2 Freddie Mac Discount Notes	0.130%	8/7/12	18,670	18,665
2 Freddie Mac Discount Notes	0.130%	8/13/12	25,000	24,993
2 Freddie Mac Discount Notes	0.123%	8/14/12	25,000	24,994
2 Freddie Mac Discount Notes	0.130%	8/22/12	15,139	15,134
2 Freddie Mac Discount Notes	0.170%	9/10/12	35,000	34,983
2 Freddie Mac Discount Notes	0.160%	9/24/12	10,000	9,995
2 Freddie Mac Discount Notes	0.160%	10/1/12	30,000	29,984
United States Treasury Bill	0.095%	6/14/12	75,000	74,997
United States Treasury Bill	0.102%	8/2/12	50,000	49,991
United States Treasury Bill	0.125%–0.130%	8/16/12	90,000	89,976
United States Treasury Bill	0.117%	8/23/12	25,000	24,993
United States Treasury Bill	0.145%	8/30/12	50,000	49,982
United States Treasury Bill	0.138%	9/6/12	50,000	49,981
United States Treasury Bill	0.146%	9/13/12	50,000	49,979
United States Treasury Bill	0.150%	9/27/12	50,000	49,975
United States Treasury Bill	0.140%	10/4/12	50,000	49,976
United States Treasury Bill	0.150%	11/1/12	50,000	49,968
United States Treasury Bill	0.148%	11/15/12	120,000	119,918
United States Treasury Bill	0.143%–0.145%	11/23/12	50,000	49,965
United States Treasury Bill	0.143%–0.146%	11/29/12	43,000	42,969
United States Treasury Note/Bond	1.875%	6/15/12	85,000	85,056
United States Treasury Note/Bond	4.875%	6/30/12	80,000	80,301
United States Treasury Note/Bond	1.500%	7/15/12	90,000	90,148
United States Treasury Note/Bond	4.625%	7/31/12	60,000	60,441
United States Treasury Note/Bond	1.750%	8/15/12	75,000	75,250
United States Treasury Note/Bond	0.375%	8/31/12	24,000	24,011
United States Treasury Note/Bond	1.375%	9/15/12	56,000	56,193
United States Treasury Note/Bond	4.250%	9/30/12	56,000	56,758
United States Treasury Note/Bond	1.375%	10/15/12	35,000	35,156
United States Treasury Note/Bond	0.375%	10/31/12	18,000	18,017
Total U.S. Government and Agency Obligations (Cost $4,150,607)				4,150,607
Repurchase Agreements (2.0%)
Goldman Sachs & Co.
(Dated 5/31/12, Repurchase Value
$24,219,000, collateralized by Federal
Home Loan Bank 0.280%, 8/15/13)	0.190%	6/1/12	24,219	24,219
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$61,000,000, collateralized by U.S.
Treasury Note 1.250%, 4/15/14)	0.180%	6/1/12	61,000	61,000
Total Repurchase Agreements (Cost $85,219)				85,219
Total Investments (99.8%) (Cost $4,235,826)				4,235,826
Other Assets and Liabilities-Net (0.2%)				7,472
Net Assets (100%)				4,243,298

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.